FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
27.	FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, fixed rate time deposits and the contingent consideration for the acquisitions of the Managed Network Entities, Gehua and Fastweb (Note 4) at fair value. Fixed rate time deposits are classified as held-to-maturity securities and stated at the amortized cost. Cash equivalents and fixed rate time deposits are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate. The contingent consideration for the acquisitions of the Managed Network Entities, Gehua and Fastweb is classified within Level 3. The contingent consideration is based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The revenue and net profit targets were calculated based on the discounted cash flows (“DCF”) model. The DCF model involves applying appropriate discount rates to estimated cash flow forecasts that are based on forecasts of revenue and costs. Estimation of future cash flows requires us to make complex and subjective judgments regarding the Managed Network Entities’, Gehua’s and Fastweb’s projected financial and operating results, unique business risks, limited operating histories and future prospects. The Managed Network Entities’, Gehua’s and Fastweb’s revenue forecasts were based on expected annual growth rates which were derived from a combination of our historical experience and industry trends.

Assets / liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Cash equivalents:
— Fixed rate time deposits	5,000	—	—	5,000
Short-term investment:
— Fixed rate time deposits	894,540	—	—	894,540

	899,540	—	—	899,540

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	153,002	153,002
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	61,425	61,425

	—	—	214,427	214,427

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	20,000	—	—	20,000	3,210
Short-term investment:
— Fixed rate time deposits	222,701	—	—	222,701	35,746

	242,701	—	—	242,701	38,956

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	91,747	91,747	14,726
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	46,315	46,315	7,434
— Contingent consideration payable in relation to the acquisition of Fastweb	—	—	52,476	52,476	8,424

	—	—	190,538	190,538	30,584

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2011	136,741
Contingent purchase consideration payable—Managed Network Entities (Note 4)	169,168
Contingent purchase consideration payable—Gehua (Note 4)	77,469
Payment of cash consideration	(82,195)
Payment of stock consideration (Note 17)	(20,156)
Reclassification to equity upon resolution of contingencies	(129,785)
Changes in the fair value	63,185
Transfers in and/or out of Level 3	—

Fair value at December 31, 2011	214,427
Contingent purchase consideration payable—Fastweb (Note 4)	116,040
Changes in the fair value	17,430
Payment of cash consideration	(59,598)
Reclassification to equity upon resolution of contingencies	(97,761)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2012	190,538

Fair value at December 31, 2012 (US$)	30,584

As the contingencies with respect to financial performance of the Managed Network Entities and Fastweb for fiscal year 2012 were resolved, the corresponding portion of the contingent consideration in shares were remeasured on December 31, 2012 with the fair value of RMB56,564 (US$9,079) and RMB41,197 (US$6,613) reclassified to additional paid in capital, respectively.

Changes in the fair value of the contingent purchase consideration payable will be recorded in the consolidated financial statements of operations. The Company’s valuation techniques used to measure the fair value of the contingent consideration payable were derived from management’s assumptions of estimations as discussed above.